INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income (loss) before income taxes	$ (16,183,018)	$ (18,542,654)
Taxes under statutory US tax rates	(3,398,434)	(3,893,957)
Increase in valuation allowance	3,904,140	4,339,572
Foreign tax rate differential	111,774	245,518
Permanent differences	(99,080)	(448,032)
Prior period adjustments	4,020	(151,879)
State taxes	(522,420)	(91,222)
Income tax expense	$ 0	$ 0